Short-term Bank Loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Oct. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)	Jul. 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)
Short-term Bank Loans
Total short-term bank loans						¥ 358,602					$ 50,720	¥ 330,000
Short-term bank loans secured by bank deposits						354,602					51,750	336,700							¥ 125,000
Short-term bank loan from Heng Seng Bank in HongKong
Short-term Bank Loans
Total short-term bank loans						354,600						0
First Heng Seng Facility
Short-term Bank Loans
Short-term bank loans maturity										12 months
Short-term bank loans										$ 20,200										¥ 123,600
Short-term bank loans extended maturity									12 months
First Heng Seng Facility | LIBOR
Short-term Bank Loans
Short-term bank loans variable rate basis description										LIBOR
Short-term bank loans variable interest rate (in percent)										1.00%
Second Heng Seng Facility
Short-term Bank Loans
Short-term bank loans maturity								12 months	12 months
Short-term bank loans								$ 14,800	$ 10,000								¥ 99,200	¥ 64,800
Third Heng Seng Facility
Short-term Bank Loans
Short-term bank loans maturity							12 months
Short-term bank loans							$ 6,900									¥ 46,700
Re-designation of loans							$ 51,900									¥ 354,600
Third Heng Seng Facility | LIBOR
Short-term Bank Loans
Short-term bank loans variable rate basis description							LIBOR
Short-term bank loans variable interest rate (in percent)							1.00%
Secured short-term bank loan facility
Short-term Bank Loans
Short-term bank loans secured by bank deposits						354,600						0
CMB Facility
Short-term Bank Loans
Total short-term bank loans						4,000					50,700	330,000
Short-term bank loans secured by bank deposits						0					$ 51,800	¥ 336,700
First CMB Facility
Short-term Bank Loans
Short-term bank loans maturity									12 months
Short-term bank loans						¥ 4,000
Short-term bank loans interest rate (in percent)						4.35%
Second CMB Facility
Short-term Bank Loans
Short-term bank loans maturity			12 months	12 months	12 months
Short-term bank loans			$ 7,700	$ 15,700	$ 32,000								¥ 50,000	¥ 102,000	¥ 208,000
Short-term bank loans interest rate (in percent)			5.50%	5.70%	6.30%
Repayment of short-term bank loan	$ 4,600	¥ 30,000